13. INTANGIBLE ASSETS OTHER THAN GOODWILL (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible , beginning	$ 40,647,715
Amortization	1,108,762	$ 1,119,655	$ 1,098,051
Identifiable intangible , ending	43,426,623	40,647,715
Patents, trademarks and other rights, net
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible , beginning	37,709,777	38,270,211
Additions	5,198,154	1,577,330
Effect of translation in foreign subsidiaries	(1,720,256)	(1,635,856)
Withdrawals	(478,296)	(62,454)
Amortization	(428,176)	(439,454)
Total changes	2,571,426	(560,434)
Identifiable intangible , ending	40,281,203	37,709,777	38,270,211
IT Software
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible , beginning	2,937,938	2,860,286
Additions	897,339	899,667
Effect of translation in foreign subsidiaries	(9,271)	108,482
Withdrawals	0	(250,296)
Amortization	(680,586)	(680,201)
Total changes	207,482	77,652
Identifiable intangible , ending	3,145,420	2,937,938	2,860,286
Identifiable Intangible Assets, Net
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible , beginning	40,647,715	41,130,497
Additions	6,095,493	2,476,997
Effect of translation in foreign subsidiaries	(1,729,527)	(1,527,374)
Withdrawals	(478,296)	(312,750)
Amortization	(1,108,762)	(1,119,655)
Total changes	2,778,908	(482,782)
Identifiable intangible , ending	$ 43,426,623	$ 40,647,715	$ 41,130,497